Condensed Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Preferred-A	Preferred-B	Common Stock [Member]	Additional paid-in capital	Deficit accumulated during development stage	Stock Subscriptions Receivable	Treasury Stock [Member]
Beginning balance at Sep. 03, 2009				$ 50,000	$ (50,000)
Beginning balance, shares at Sep. 03, 2009				1,000,000
Sale of common stock				3,067	295,398
Sale of common stock, shares				61,333
Reverse acquisition adjustment	(40,757)	10,000		19,758	(70,515)
Reverse acquisition adjustment, shares		10,000,000		395,150
Effect of 1:50 reverse split				(71,369)	71,369
Net loss	(6,801,183)					(6,801,183)
Balance at Dec. 31, 2009	(6,543,475)	10,000		1,456	246,252	(6,801,183)
Balance, shares at Dec. 31, 2009		10,000,000		1,456,483
Common stock issued for debt to founders	4,600			4,600
Common stock issued for debt to founders, shares				92,000
Common stock issued for conversion of convertible notes and accrued interest	567,872			6,000	561,872
Common stock issued for conversion of convertible notes and accrued interest, shares				120,000
Sale of common stock with warrants attached	(18,340)			191	(18,531)
Sale of common stock with warrants attached				3,834
Common stock issued for compensation and services	433,499			1,058	432,441
Common stock issued for compensation and services, shares				21,167
Common stock issued for cash	1,390,547			5,167	1,385,380
Common stock issued for cash, shares				103,333
Warrants issued for services	6,995,084				6,995,084
Effect of 1:50 reverse split				(16,675)	16,675
Net loss	(5,709,559)					(5,709,559)
Balance at Dec. 31, 2010	(2,879,772)	10,000		1,797	9,619,173	(12,510,742)
Balance, shares at Dec. 31, 2010		10,000,000		1,796,817
Sale of common stock, shares				1,833,333
Common stock issued for conversion of convertible notes and accrued interest	85,691			32,709	52,982
Common stock issued for conversion of convertible notes and accrued interest, shares				32,708,544
Common stock issued in exchange for extinguishment of warrants	485,000			565	484,435
Common stock issued in exchange for extinguishment of warrants, shares				565,000
Common stock issued for settlement of accounts payable	25,000			17	24,983
Common stock issued for settlement of accounts payable, shares				17,482
Common stock issued in connection with debt issuance	6,000			5	5,995
Common stock issued in connection with debt issuance, shares				5,000
Common stock issued for compensation and services	701,500			458	701,042
Common stock issued for compensation and services, shares				458,238
Warrants issued for services	1,171,320				1,171,320
Net loss	(1,140,075)					(1,140,075)
Balance at Dec. 31, 2011	954,663	10,000		37,384	15,557,096	(13,650,817)	(999,000)
Balance, shares at Dec. 31, 2011		10,000,000		37,384,414
Sale of common stock	1,482,303			2,075	481,828		999,000
Sale of common stock, shares				2,075,000
Issuance of Preferred Shares	900,000		1,000		899,000
Issuance of Preferred Shares, shares			1,000,000
Common stock issued for conversion of convertible notes and accrued interest	3,823			1,529	2,294
Common stock issued for conversion of convertible notes and accrued interest, shares				1,529,036
Common stock issued for compensation and services	1,596,313			1,172	1,595,141
Common stock issued for compensation and services, shares				1,171,255
Common stock issued for director compensation	462,250			275	461,975
Common stock issued for director compensation, shares				275,000
Warrants issued for compensation and services	843,899				843,899
Warrants issued with convertible debt	276,926				276,926
Net loss	(5,289,610)					(5,289,610)
Balance at Dec. 31, 2012	1,230,567	10,000	1,000	42,435	20,117,559	(18,940,427)
Balance, shares at Dec. 31, 2012		10,000,000	1,000,000	42,434,705
Sale of common stock	803,753			7,540	796,213
Sale of common stock, shares				7,540,000
Common stock issued for compensation and services	2,430,710			1,849	2,428,861
Common stock issued for compensation and services, shares				1,849,218
Common stock issued for director compensation	145,500			100	145,400
Common stock issued for director compensation, shares				100,000
Common stock issued for software development	150,000			114	149,886
Common stock issued for software development, shares				113,636
Issuance of warrants in conjunction with sale of common stock	2,160,942				2,160,942
Warrants issued for compensation and services	7,910,076				7,910,076
Conversion of Series B preferred stock into common stock and warrants			(1,000)	2,500	(1,500)
Conversion of Series B preferred stock into common stock and warrants, shares			(1,000,000)	2,500,000
Deemed dividend to Series B shareholder upon conversion to common stock and warrants	2,831,830				2,831,830	(2,831,830)
Conversion of notes payable into common stock and warrants	852,491			330	852,161
Conversion of notes payable into common stock and warrants, shares				330,000
Issuance of common stock for acquisition	3,157,272			2,541	3,154,731
Common stock issued for acquisition, Shares				2,541,801
Acquisition of treasury stock at cost	(450,000)							(450,000)
Net loss	(15,800,437)					(15,800,437)
Balance at Sep. 30, 2013	$ 2,590,874	$ 10,000		$ 57,409	$ 40,546,159	$ (37,572,694)
Balance, shares at Sep. 30, 2013		10,000,000		57,409,360